Leases - Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost	$ 112,195	$ 101,578	$ 90,742
Short-term lease cost	10,102	10,226	9,598
Variable lease cost	1,773	1,840	1,868
Sublease income	(436)	(373)	(332)
Total operating lease cost	$ 123,634	$ 113,271	$ 101,876